Thrivent Emerging Markets Equity Portfolio Expense Example - Thrivent Emerging Markets Equity Portfolio - Class A	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 117
Expense Example, with Redemption, 3 Years	444
Expense Example, with Redemption, 5 Years	794
Expense Example, with Redemption, 10 Years	$ 1,781